Related parties	9 Months Ended
Sep. 30, 2023
Related parties [Abstract]
Related parties
Note 11. - Related parties
The related parties of the Company are primarily Algonquin Power & Utilities Corp. (“Algonquin”) and its subsidiaries, non-controlling interests (Note 13), entities accounted for under the equity method (Note 7), as well as the Directors and the Senior Management of the Company.
Details of balances with related parties as of September 30, 2023, and December 31, 2022, are as follows:

		Receivables (current)	Receivables (non-current)	Payables (current)	Payables (non-current)
Entities accounted for under the equity method:		($ in thousands)
Arroyo Netherland II B.V	2023	943	17,006	-	-
	2022	1,097	17,006	-	-
Akuo Atlantica PMGD Holding S.P.A	2023	38	8,364	-	-
	2022	-	504	-	-
Colombian portfolio of renewable energy entities	2023	-	11,515	23	-
	2022	-	-	-	-
Other	2023	32	154	-	-
	2022	127	-	-	-
Non controlling interest:

Algonquin	2023	38	-	-	-
	2022	-	-	4,762	-
JGC Corporation	2023	-	-	-	4,737
	2022	-	-	-	6,088
Algerian Energy Company, SPA	2023	-	-	3,389	-
	2022	-	-	-	-
Other	2023	3	-	-	27
	2022	-	-	21	-
Other related parties:

Atlantica´s partner in Colombia (Note 7)	2023	918	-	-	-
	2022	-	-	-	-
Total	2023	1,972	37,039	3,412	4,764
	2022	1,224	17,510	4,783	6,088

Receivables with Arroyo Netherland II B.V, the holding company of Pemcorp SAPI de CV, Monterrey´s project entity (Note 7), correspond to the short- and long-term portion of the loan with maturity date in 2027 that was granted at acquisition date of the project and accrues an interest of SOFR plus 6.31%.

Non-current receivables include a loan that accrues a fixed interest of 8.75% with Akuo Atlantica PMGD Holding S.P.A and a loan with the Colombian portfolio of renewable energy entities in which the Company has a 50% equity interest, which accrues a fixed interest of 8%.

Current payables as of September 30, 2023, primarily include the dividend to be paid by Tenes to Algerian Energy Company, SPA. Current payables as of December 31, 2022, primarily included the dividend to be paid by AYES Canada to Algonquin.
Non-current payables with JGC Corporation include a subordinated debt with Solacor 1 and Solacor 2 that accrues an interest of Euribor plus 2.5% and with maturity date in 2037.

Current receivables with the partner of the Company in Colombia include Atlantica´s pending purchase price payment to be received for the partial sale of its investment in the Colombian portfolio of renewable energy entities (Note 7).
The profit and loss impact of transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the nine-month periods ended September 30, 2023 and 2022 have been as follows:

		Financial income	Financial expense
Entities accounted for under the equity method:		($ in thousands)
Arroyo Netherland II B.V	2023	1,346	-
	2022	996	-
Akuo Atlantica PMGD Holding	2023	403	-
	2022	-	-
Colombian portfolio of renewable energy entities	2023	295	-
	2022	-	-
Non controlling interest:

Other	2023	-	(234)
	2022	-	(143)
Total	2023	2,044	(234)
	2022	996	(143)